Note 4 - Convertible Notes Payable and Line of Credit - Schedule of Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Convertible notes, Current	$ 330,000	$ 610,000
Convertible notes	5,430,668	5,250,668
Total:	5,760,668	5,860,668
Convertible Notes Maturing on July 8, 2017 [Member]
Convertible notes, Current		280,000
Line of Credit, Matures December 1, 2017 [Member]
Convertible notes, Current	50,000	50,000
Convertible Notes Maturing on December 30, 2017 [Member]
Convertible notes, Current	280,000	280,000
Convertible Notes Maturing on June 1, 2018 [Member]
Convertible notes	4,680,097	4,800,097
Clyra Line of Credit, Matures March 31, 2019 [Member]
Convertible notes	175,000
Convertible Notes Maturing on September 17, 2019 [Member]
Convertible notes	283,571	283,571
Convertible Notes Maturing on December 31, 2019 [Member]
Convertible notes	$ 292,000	$ 167,000